Consolidated Income Statement - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net sales to third parties	$ 9,370	$ 8,654	$ 8,222
Other revenues	85	63	69
Net sales and other revenues	9,455	8,717	8,291
Cost of net sales	(4,141)	(3,910)	(3,577)
Cost of other revenues	(67)	(59)	(62)
Gross profit	5,247	4,748	4,652
Selling, general & administration	(3,209)	(3,068)	(3,076)
Research & development	(828)	(702)	(842)
Other income	80	36	43
Other expense	(251)	(342)	(197)
Operating income	1,039	672	580
Interest expense	(189)	(134)	(120)
Other financial income & expense	(18)	(75)	(42)
Income before taxes	832	463	418
Taxes	142	(128)	(42)
Net income	$ 974	$ 335	$ 376
Earnings/(loss) per share
Basic (in dollars per share)	$ 1.98	$ 0.68	$ 0.77
Diluted (in dollars per share)	$ 1.96	$ 0.68	$ 0.76
Weighted average number of shares outstanding
Basic (in shares)	493.0	491.4	490.0
Diluted (in shares)	496.5	494.4	493.4